Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by Classes of Similar Products or Services
Revenue	$ 60,530	$ 57,350	$ 55,179
Software | Software.
Revenue by Classes of Similar Products or Services
Revenue	21,374	19,845	18,771
Software | Services.
Revenue by Classes of Similar Products or Services
Revenue	3,575	3,485	3,253
Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	88	96	100
Consulting | Software.
Revenue by Classes of Similar Products or Services
Revenue	170	173	183
Consulting | Services.
Revenue by Classes of Similar Products or Services
Revenue	18,857	17,563	15,986
Consulting | Systems
Revenue by Classes of Similar Products or Services
Revenue	80	108	89
Infrastructure | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	4,590	4,743	4,804
Infrastructure | Servers
Revenue by Classes of Similar Products or Services
Revenue	4,471	3,483	3,686
Infrastructure | Storage
Revenue by Classes of Similar Products or Services
Revenue	1,989	1,919	1,824
Infrastructure | Software.
Revenue by Classes of Similar Products or Services
Revenue	1,585	1,426	1,563
Infrastructure | Services.
Revenue by Classes of Similar Products or Services
Revenue	2,653	2,616	2,656
Financing | -Financing
Revenue by Classes of Similar Products or Services
Revenue	582	628	834
Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 64	$ 145	$ 140